General (Details) - Schedule of subsidiaries	6 Months Ended
Jun. 30, 2022
Safe-T Data A.R Ltd. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
In this report	Safe-T
Principal place of business	Israel
Nature of business activities	Enterprise cybersecurity solutions
Percentage held directly by the Company	100.00%
Rate of shares held directly or indirectly by the Company	100.00%
Safe-T USA Inc. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
Principal place of business	USA
Nature of business activities	Enterprise cybersecurity solutions
Rate of shares held directly or indirectly by the Company	100.00%
NetNut Ltd. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
In this report	NetNut
Principal place of business	Israel
Nature of business activities	Enterprise privacy solutions
Percentage held directly by the Company	100.00%
Rate of shares held directly or indirectly by the Company	100.00%
NetNut Networks LLC [Member]
General (Details) - Schedule of subsidiaries [Line Items]
In this report	NNNW
Principal place of business	USA
Nature of business activities	Enterprise privacy solutions
Rate of shares held directly or indirectly by the Company	100.00%
CyberKick Ltd. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
In this report	CyberKick
Principal place of business	Israel
Nature of business activities	Consumer cybersecurity and privacy solutions
Percentage held directly by the Company	100.00%
Rate of shares held directly or indirectly by the Company	100.00%
Spell Me Ltd. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
Principal place of business	Seychelles
Nature of business activities	Consumer cybersecurity and privacy solutions
Rate of shares held directly or indirectly by the Company	100.00%
iShield Inc. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
Principal place of business	USA
Nature of business activities	Consumer cybersecurity and privacy solutions
Rate of shares held directly or indirectly by the Company	100.00%
RoboVPN Inc. [Member]
General (Details) - Schedule of subsidiaries [Line Items]
In this report	RoboVPN	[1]
Principal place of business	USA	[1]
Nature of business activities	Consumer cybersecurity and privacy solutions	[1]
Percentage held directly by the Company		[1]
Rate of shares held directly or indirectly by the Company	100.00%	[1]

[1]	Incorporated on February 16, 2022.